Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reportable Segments (Details) [Line Items]
Number of customers	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Reportable Segments (Details) [Line Items]
Total revenues	12.00%	12.00%	7.00%